Cash Distributions and Earnings per Unit (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Distribution Made to Limited Partner [Line Items]
Description of the distribution amount per unit for all classes of units			The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by the General Partner) apply only after a minimum quarterly distribution of $6.0375.
Description of loss allocation			Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	140,191	235,669	140,191	235,669
Common and subordinated units
Distribution Made to Limited Partner [Line Items]
Net loss allocated to each class of unit	98.00%		98.00%
General Partner
Distribution Made to Limited Partner [Line Items]
Net loss allocated to each class of unit	2.00%		2.00%
Installment 4 - FY 2018
Distribution Made to Limited Partner [Line Items]
Cash distribution declared per unit			$ 0.30
Distribution date			Feb. 14, 2019
Date of record			Feb. 11, 2019
Aggregate amount of cash distributions paid			$ 3,458
Installment 1 - FY 2019
Distribution Made to Limited Partner [Line Items]
Cash distribution declared per unit			$ 0.30
Distribution date			May 14, 2019
Date of record			May 10, 2019
Aggregate amount of cash distributions paid			$ 3,364
Installment 2 - FY 2019
Distribution Made to Limited Partner [Line Items]
Cash distribution declared per unit			$ 0.30
Distribution date			Aug. 09, 2019
Date of record			Aug. 06, 2019
Aggregate amount of cash distributions paid			$ 3,364
Installment 3 - FY 2019
Distribution Made to Limited Partner [Line Items]
Cash distribution declared per unit			$ 0.30
Distribution date			Nov. 14, 2019
Date of record			Nov. 07, 2019
Aggregate amount of cash distributions paid			$ 3,364
Installment 4 - FY 2019
Distribution Made to Limited Partner [Line Items]
Cash distribution declared per unit			$ 0.30
Distribution date			Feb. 13, 2020
Date of record			Feb. 11, 2020
Aggregate amount of cash distributions paid			$ 3,366
Installment 1 - FY 2020
Distribution Made to Limited Partner [Line Items]
Cash distribution declared per unit			$ 0.30
Distribution date			May 14, 2020
Date of record			May 11, 2020
Aggregate amount of cash distributions paid			$ 3,365
Installment 2 - FY 2020
Distribution Made to Limited Partner [Line Items]
Cash distribution declared per unit			$ 0.05
Distribution date			Aug. 13, 2020
Date of record			Aug. 10, 2020
Aggregate amount of cash distributions paid			$ 561